Annual Total Returns - Fidelity® Blue Chip Growth Fund [BarChart] - 07.31 Fidelity Blue Chip Growth Fund K PRO-08 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.56%)
Annual Return 2012	17.95%
Annual Return 2013	40.03%
Annual Return 2014	14.74%
Annual Return 2015	6.40%
Annual Return 2016	1.71%
Annual Return 2017	36.20%
Annual Return 2018	1.16%
Annual Return 2019	33.56%
Annual Return 2020	62.38%